SCHEDULE OF FINITE-LIVED INTANGIBLE ASSETS, FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Year 1	$ 52,866
Year 1	202,342	$ 372,484
Year 2	17,526	202,479
Year 3	17,526	17,663
Year 4	15,670	17,663
Year 6	4,107
Total	$ 310,037	641,218	$ 2,105,011
Year 5		17,663
Year 6		$ 13,266